Related Party Transactions - Schedule of related party transactions activity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 management_company	Dec. 31, 2012 management_company	Dec. 31, 2011
Related Party Transaction [Line Items]
Reported net premiums written	$ 6,199,404	$ 6,281,451	$ 5,795,750
Net losses and loss expenses incurred	3,731,464	3,765,482	4,078,391
Reported acquisition costs	909,323	913,492	826,411
Number of investment management companies	5	4
Other strategic affiliates or subsidiaries
Related Party Transaction [Line Items]
Reported net premiums written	73,085	61,146	66,489
Net losses and loss expenses incurred	29,042	37,664	34,720
Reported acquisition costs	$ 25,275	$ 24,014	$ 25,635